Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 30, 2021	Feb. 28, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 21, 2021	Jun. 07, 2021
Class of Warrant or Right [Line Items]
Fair value of the warrants	$ 328		$ 280	$ 280
Estimated method fair value of the warrants	Black-Scholes options valuation model
Designees of Think Equity
Class of Warrant or Right [Line Items]
Warrants to purchase common stock	172,680
Warrants, Exercise Price	$ 6.25
Warrants, term	5 years
Consulting agreement
Class of Warrant or Right [Line Items]
Warrants to purchase common stock					50,000	50,000
Warrants, Exercise Price					$ 1.04
Warrants, term					5 years
Consulting agreement, monthly fee		$ 5
Consulting agreement, term		2 years